Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities
Loss for the period	$ (203,568)	$ (195,960)
Adjustments to reconcile loss for the period to net cash used in operating activities:
Depreciation	15,424	7,539
Amortization	1,023	1,168
Net finance expenses	89,637	116,059
Equity based share based payment transactions	17,417	25,281
Increase in tax receivable	(2,035)	(1,373)
Accrued preferred shares dividends		10,711
Changes to working capital:
Inventories	(32,292)	(88,807)
Trade and other receivables	43,171	53,619
Trade payables and other liabilities	(13,217)	13,863
Net Cash used in Operating Activities	(84,440)	(57,900)
Cash Flows from Investing Activities
Purchases of property, plant, equipment	(16,727)	(61,741)
Cash paid for business acquisitions, net of cash received		(1,968)
Net Cash used in Investing Activities	(16,727)	(63,709)
Cash Flows from Financing Activities
Proceeds from debt issuance, net of issuance costs		361,729
Proceeds from issuance of convertible notes, net of issuance costs	54,009
Proceeds from instrument financing agreement	41,500
Shares issued on the exercise of share options	4,091
Repayment of principal portion of lease liabilities	(2,976)	(2,258)
Cash interest paid, net of interest received	(12,251)	(14,627)
Early extinguishment of debt		(2,350)
Repayments of debt	(119)	(140,220)
Net Cash generated from Financing Activities	84,254	202,274
Net (Decrease) / Increase in Cash and Cash Equivalents	(16,913)	80,665
Movement in Cash and Cash Equivalents
Cash and cash equivalents at the beginning of the period	132,145	161,172	$ 161,172
Exchange loss on cash and cash equivalents	(8,782)	4,618
Net Increase / (decrease) in cash and cash equivalents	(16,913)	80,665
Cash and Cash Equivalents at the end of the period	$ 106,450	$ 246,455	$ 132,145